Ordinary Shares, Redeemable Convertible Preferred Shares And Statutory Reserve - Additional Information (Detail)	0 Months Ended			1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended						0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended		12 Months Ended				12 Months Ended
	Nov. 22, 2013 CNY	May 27, 2010	May 15, 2005	Aug. 31, 2013	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Jan. 31, 2005 USD ($)	Nov. 22, 2013 Private Placement [Member] CNY	Dec. 31, 2013 Private Placement [Member] CNY	Dec. 31, 2014 Jiubang Digital [Member] CNY	Dec. 31, 2013 Jiubang Digital [Member] CNY	Dec. 31, 2012 Jiubang Digital [Member] CNY	Nov. 22, 2013 Before Nov 22, 2013 [Member] USD ($)	Nov. 22, 2013 After Nov 22, 2013 [Member] USD ($)	Nov. 22, 2013 Additional Paid-in Capital [Member] CNY	Aug. 31, 2013 Additional Paid-in Capital [Member] CNY	Dec. 31, 2014 Additional Paid-in Capital [Member] CNY	Dec. 31, 2013 Additional Paid-in Capital [Member] CNY	Nov. 22, 2013 Additional Paid-in Capital [Member] Private Placement [Member] CNY	Dec. 31, 2013 Additional Paid-in Capital [Member] Private Placement [Member] CNY	Nov. 22, 2013 Class A Ordinary Shares [Member] CNY	Dec. 31, 2014 Class A Ordinary Shares [Member] CNY	Dec. 31, 2013 Class A Ordinary Shares [Member] CNY	Dec. 31, 2014 Class A Ordinary Shares [Member] USD ($)	Nov. 22, 2013 Class A Ordinary Shares [Member] USD ($)	Nov. 22, 2013 Class A Ordinary Shares [Member] CNY	Nov. 22, 2013 Class A Ordinary Shares [Member] Private Placement [Member] CNY	Dec. 31, 2013 Class A Ordinary Shares [Member] Private Placement [Member] CNY	Nov. 22, 2013 Class A Ordinary Shares [Member] Qihoo 360 Technology Co. Ltd [Member]	Nov. 22, 2013 Class A Ordinary Shares [Member] Qihoo 360 Technology Co. Ltd [Member] USD ($)	Nov. 22, 2013 Class A Ordinary Shares [Member] Kingsoft Internet Software Holdings Limited [Member]	Nov. 22, 2013 Class A Ordinary Shares [Member] Kingsoft Internet Software Holdings Limited [Member] USD ($)	Dec. 31, 2014 Class B Ordinary Shares [Member] USD ($)	Dec. 31, 2014 Class B Ordinary Shares [Member] CNY	Dec. 31, 2013 Class B Ordinary Shares [Member] CNY	Nov. 22, 2013 Class B Ordinary Shares [Member] USD ($)	Dec. 31, 2014 ADSs [Member] USD ($)	Aug. 12, 2014 ADSs [Member] USD ($)
Class of Stock [Line Items]
Ordinary shares, Authorized							50,000																850,000,000	850,000,000	850,000,000	850,000,000							150,000,000	150,000,000	150,000,000	150,000,000
Common stock par value							$ 1																	$ 0.0001	$ 0.0001								$ 0.0001			$ 0.0001
Conversion stock split ratio		100	100
Repurchase and cancellation of ordinary shares, shares				575,300																		12,391,506													575,300		2,065,251
Repurchase and cancellation of ordinary shares, amount					96,320,238	2,500,354										2,500,354	93,460,421	2,499,940				7,601													414
Increased authorized shares													50,000	100,000								40,696	36,211	6,559									13,865	86,026	97,272
Share holder's voting right																						Holders of Class A ordinary shares are entitled to one vote per share											Holders of Class B ordinary shares are entitled to ten votes per share.	Holders of Class B ordinary shares are entitled to ten votes per share.
Issuance of ordinary shares, upon initial public offering ("IPO"), shares																					48,300,000		48,300,000					10,695,186	8,021,390		2,673,796
Common stock price																										1.87				$ 1.87		$ 1.87
Issuance of ordinary shares, upon initial public offering ("IPO")	493,654,481					493,654,481		122,766,552	122,766,552						493,624,834			493,624,834	122,759,988	122,759,988	29,647		29,647				6,564	6,564
Common stock issuance costs	60,729,250					60,729,250
Conversion of redeemable convertible preferred shares into ordinary shares																																				86,678,104
Shares issued upon stock options exercises and restricted share vested																						1,370,496
Common shares converted																						18,262,710											(18,262,710)	(18,262,710)
Value of shares approved for repurchase																																						20,000,000
Shares repurchased during period																																					2,157,962
Average price per share																																					$ 7.18
Percentage of net profit contributed towards statutory surplus reserve					10.00%
Percentage of registered capital required in reserve balance					50.00%
Accumulated statutory surplus reserve					10,714,670	8,927,264				1,787,406	8,927,264